Azzad Wise Capital Fund
Investment objective
Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.
Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Azzad Wise Capital Fund
Redemption Fee (as a % of amount redeemed within 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Azzad Wise Capital Fund
Management Fees	1.19%
Distribution and/or Service (12b-1) Fees	0.05%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver/Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.29%
[1]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 1.29% of average daily net assets through December 1, 2018. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the time the fees were waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. These agreements may be terminated only by the Fund's Board of Trustees.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Azzad Wise Capital Fund | USD ($)	131	437	764	1,691

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.01% of the average value of its portfolio.

Principal investment strategy

Azzad Wise Capital Fund invests primarily in fixed income securities issued for payment by international financial institutions, foreign governments, and agencies of foreign governments in transactions structured to be compliant with the Fund’s ethical investment guidelines. Examples of fixed income securities in which the Fund invests include sukuk and wakala. Sukuk are asset-based securities used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest.

Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Wakala accounts are operated under the Islamic finance principle of wakala (an agency agreement). With wakala, a bank, as agent, raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities.

The Fund anticipates approximately 80% of the Fund’s fixed income securities will be investment grade at the time of purchase, based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs).  Approximately 20% of the Fund’s fixed income securities may be below investment grade (but not lower than a B rating by Moody’s or an equivalent NRSRO). The Fund may also invest in unrated securities (securities that are not rated by a rating agency) if the Fund determines that the securities are of comparable quality to rated securities that the Fund may purchase.

The Fund will invest up to 10% of its net assets (at the time of purchase) in domestic and international common stocks of any market capitalization, including emerging market securities. The Adviser will emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings.

The Fund may invest in short-term income producing investments such as money market accounts and certificates of deposit that are following its ethical guidelines.

The Fund may invest up to 15% of its net assets in illiquid securities as defined by the Investment Company Act of 1940, which may include investments in trade finance securities. Generally, these securities evidence transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation. The Fund’s trade finance investments are expected to consist primarily of loans, or similar instruments used to finance international trade and related infrastructure projects. These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange, and other negotiable instruments. The Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, or any other appropriate financial instrument.

The Fund may use derivatives instruments, such as profit rate swaps, to develop its investment strategy. In a profit rate swap, two parties enter into a series of separate contracts. The Islamic profit rate swap allows two parties to exchange a series of profit payments in a single currency in exchange for another series of payments in the same currency. For example, it allows for the exchange of profit rate cash flows between a fixed rate party and a floating rate party (or vice versa) implemented through the execution of a series of underlying contracts to trade certain assets under the Shariah principles of Murabaha. The profit rate cash flows are calculated on a notional principal amount, at specified intervals during the life of the agreement. To secure the Fund's obligations regarding its derivative positions, the Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Fund's custodian.

The Fund may also invest in fixed income securities issued in transactions where the Fund purchases (in the commodities markets) warrants (that is, certificates giving the holder the right to buy specific amounts of a commodity at a specific time) for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction. Most of these counterparties are foreign banks and some of these issuers may be in emerging markets. However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates. There is also no assurance that the issuers of these types of certificates will be able to make such payments.

The essence of the Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit, and other similar fixed income products. The Fund concentrates its investments in the financial services industry. The Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to three years. While the Fund generally purchases securities at the lower end of this maturity range, the Fund may purchase securities with maturities at the longer end of this range when the Adviser determines that they offer an attractive return or to lengthen the average duration of the Fund.

The Fund’s sub-adviser, Federated Investment Management Company (“Federated”), directs the investment of most of the Fund’s assets, furnishing investment information, advice, and recommendations to the Fund as to the acquisition, holding, or disposition of securities or other assets that the Fund may own or contemplate acquiring from time to time. The Adviser will oversee Federated and be responsible for the day-to-day portfolio management of the Fund related to the dividend-yielding equity portion of the Fund’s portfolio and for ensuring that the Fund’s holdings and portfolio management complies with its ethical investment restrictions.

Federated will sell a security if it falls out of compliance with the Fund’s ethical investment restrictions upon the Adviser’s instructions. In addition, a security may be sold when Federated believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, hydraulic fracturing, private prisons, or weapons industries as determined by the Adviser.

The Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt, or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency). The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions such as sukuk, certificates of deposit, bank notes, and short-term bank deposits.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties than diversified funds exposing it to more volatility and/or market risk than diversified funds.

Principal risks of investing in the Fund

Although the Adviser makes every effort to achieve the Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in this Fund. The principal risks include:

•	The Fund invests in fixed income securities, which are subject to credit risk. Credit risk includes issuer credit risk, which is the risk that payments will not be paid when due in accordance with their terms. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price, and its performance. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could reduce the value of the Fund’s portfolio holdings, its share price, and its performance.

•	A rise in prevailing interest rates generally will cause the price of a fixed-rate debt security to fall. Generally, the longer the duration or maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.

•	Sukuk involve many of the same risks that conventional bonds incur such as credit and counterparty risk, interest rate, maturity, and investment grade securities risk. In addition to these risks, there are certain risks specific to sukuk. These include various operational risks including default risk, a lack of institutional support, and risks related to the underlying assets. The sukuk markets are in their infancy and most sukuk trading is restricted to the primary markets. Unlike conventional bonds, sukuk tend to be held until maturity; thus, they are traded less frequently compared to conventional bonds.

•	Investments in below investment-grade fixed-income securities may subject the Fund to greater risks than other securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default), and liquidity risk. The ability of the issuer to make payments is predominantly speculative for below investment-grade fixed income securities.

•	The Fund may invest in profit-rate swaps, which are derivative contracts. Derivative contracts involve risks different from, and possibly greater than, risks associated with investing directly in securities and other traditional investments. These risks may include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Derivative contracts may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity, and leverage risks.

•	To secure its obligations relating to derivative contracts, the Fund will either own the underlying assets, enter into offsetting transactions, or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

•	The Fund invests in trade finance securities located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all the risks typical to investments generally made in emerging markets. In addition, the Fund is subject to risks specific to the trade finance asset class such as liquidity risk, credit rating risk, and counter-party risk.

•	When the Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

•	The stock market may fall in value, causing prices of stocks held by the Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market, and economic conditions and on investors’ perception of a company’s soundness.

•	The Fund is non-diversified and may invest a larger percentage of its assets in fewer companies and/or counterparties exposing it to more volatility and/or market risk than diversified funds. In addition, the Fund invests a significant portion of its assets in companies within the financial services sector and its performance may suffer if this sector underperforms the overall stock market.

•	Individual securities or other holdings in the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

•	Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

•	Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency.

•	The Fund will concentrate its investments in the financial services industry. Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry. Further, because the Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than a fund that does not concentrate.

•	Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	The Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

•	The Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.

•	The Fund may invest up to 15% of its net assets in securities considered to be illiquid as defined by the Investment Company Act of 1940. These can include certificates issued by foreign banks, trade finance, sukuk, and wakala. As a result, if the Fund receives a large amount of redemptions, the Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

You should consider investing in the Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a calendar 1-year, 5 -year and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Annual Total Returns for the Years Ended December 31

For the period from 1-1-2017 through 9-30-2017, the total return for the Fund was 1.98%

Best Quarter: ended 9-30-2010 1.93%

Worst Quarter: ended 6-30-2010 -1.66%

The Fund’s inception date was April 6, 2010

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - Azzad Wise Capital Fund	1 Year	5 Years	Since Inception	Inception Date
Azzad Wise Capital Fund	1.38%	2.20%	1.83%	Apr. 06, 2010
Azzad Wise Capital Fund | After Taxes on Distributions	0.95%	1.65%	1.32%	Apr. 06, 2010
Azzad Wise Capital Fund | After Taxes on Distributions and Sales	0.78%	1.46%	1.20%	Apr. 06, 2010
BofAML Govt 1-3 Yr Index (reflects no deduction for fees, expenses or taxes)	1.29%	0.98%	1.25%	Apr. 06, 2010

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.